Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Cash flows from operating activities:
Net loss	$ (55,655,000)	$ (24,367,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation, Depletion and Amortization	2,180,000	922,000
Share-based compensation	16,231,000	3,713,000
Loss on impairment of property and equipment	43,000	0
Changes in operating assets and liabilities
Prepaid expenses and other current assets	(10,712,000)	(4,855,000)
Long-term deposits	(714,000)	0
Operating right of use asset	1,296,000
Accounts payable	475,000	4,903,000
Accrued expenses, lease liabilities, and other liabilities	3,178,000	5,312,000
Operating lease liabilities	(52,000)
Net cash used in operating activities	(43,730,000)	(14,372,000)
Cash flows from investing activities:
Purchases of property and equipment	(12,973,000)	(5,451,000)
Purchase of intangible assets	0	(21,000)
Net cash used in investing activities	(12,973,000)	(5,472,000)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares, net of issuance costs	109,405,000	159,665,000
Net cash provided by financing activities	109,405,000	159,665,000
Effect of exchange rate changes on cash and restricted cash	(3,380,000)	(3,889,000)
Net increase in cash and restricted cash	49,322,000	135,932,000
Cash and restricted cash, beginning of period	217,555,000	128,984,000
Cash and restricted cash, end of period	266,877,000	264,916,000
Supplemental cash flow information
Property and equipment purchases included in accounts payable and accrued expenses	933,000	2,177,000
Issuance costs included in accounts payable and accrued expenses	567,000	2,379,000
Reconciliation of cash and restricted cash reported within the condensed consolidated balance sheets:
Total cash and restricted cash	$ 217,555,000	$ 128,984,000